Pioneer Variable Contracts Trust
Pioneer Equity Income

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2022

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 101.3%
	Common Stocks — 100.3% of Net Assets
	Aerospace & Defense — 1.4%
14,789	Raytheon Technologies Corp.	$ 1,210,628
	Total Aerospace & Defense	$1,210,628
	Air Freight & Logistics — 0.7%
6,687	CH Robinson Worldwide, Inc.	$ 644,025
	Total Air Freight & Logistics	$644,025
	Auto Components — 1.1%
29,080	BorgWarner, Inc.	$ 913,112
	Total Auto Components	$913,112
	Automobiles — 0.7%
26,776	Honda Motor Co., Ltd. (A.D.R.)	$ 578,094
	Total Automobiles	$578,094
	Banks — 6.1%
49,789	Bank of America Corp.	$ 1,503,628
9,266	JPMorgan Chase & Co.	968,297
8,417	M&T Bank Corp.	1,484,085
8,894	PNC Financial Services Group, Inc.	1,328,942
	Total Banks	$5,284,952
	Capital Markets — 7.7%
20,730	Bank of New York Mellon Corp.	$ 798,520
22,469	Charles Schwab Corp.	1,614,847
6,193	Morgan Stanley	489,309
11,783	Northern Trust Corp.	1,008,153
11,455	Raymond James Financial, Inc.	1,131,983
13,834	State Street Corp.	841,246
6,841	T Rowe Price Group, Inc.	718,373
	Total Capital Markets	$6,602,431
	Chemicals — 1.4%
8,426	Celanese Corp.	$ 761,205
7,604	Corteva, Inc.	434,568
	Total Chemicals	$1,195,773
	Commercial Services & Supplies — 0.8%
6,163	MSA Safety, Inc.	$ 673,493
	Total Commercial Services & Supplies	$673,493
	Containers & Packaging — 0.5%
20,927	Graphic Packaging Holding Co.	$ 413,099
	Total Containers & Packaging	$413,099
	Diversified Telecommunication Services — 2.1%
22,879	AT&T, Inc.	$ 350,964
11,602	BCE, Inc.	486,588
26,620	Verizon Communications, Inc.	1,010,761
	Total Diversified Telecommunication Services	$1,848,313
	Electric Utilities — 3.1%
3,529	American Electric Power Co., Inc.	$ 305,082

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Electric Utilities — (continued)
14,755	Eversource Energy	$ 1,150,300
15,623	NextEra Energy, Inc.	1,224,999
	Total Electric Utilities	$2,680,381
	Electrical Equipment — 0.9%
10,467	Emerson Electric Co.	$ 766,394
	Total Electrical Equipment	$766,394
	Electronic Equipment, Instruments & Components — 2.5%
2,747	CDW Corp.	$ 428,752
12,031	Corning, Inc.	349,140
9,661	National Instruments Corp.	364,606
9,040	TE Connectivity, Ltd.	997,654
	Total Electronic Equipment, Instruments & Components	$2,140,152
	Equity Real Estate Investment Trusts (REITs) — 5.5%
12,126	Alexandria Real Estate Equities, Inc.	$ 1,699,944
8,574	Camden Property Trust	1,024,164
2,805	Crown Castle, Inc.	405,463
3,605	Digital Realty Trust, Inc.	357,544
10,517	Duke Realty Corp.	506,919
19,029	Healthcare Realty Trust, Inc.	396,755
3,598	Prologis, Inc.	365,557
	Total Equity Real Estate Investment Trusts (REITs)	$4,756,346
	Food Products — 5.4%
13,842	Campbell Soup Co.	$ 652,235
2,575	Hershey Co.	567,710
5,307	John B Sanfilippo & Son, Inc.	401,899
14,530	McCormick & Co., Inc., Class VTG	1,035,553
21,894	Mondelez International, Inc., Class A	1,200,448
7,070	Nestle S.A. (A.D.R.)	760,803
	Total Food Products	$4,618,648
	Health Care Equipment & Supplies — 3.3%
13,767	Abbott Laboratories	$ 1,332,095
9,019	Baxter International, Inc.	485,763
2,061	Becton Dickinson and Co.	459,253
2,581	Stryker Corp.	522,756
	Total Health Care Equipment & Supplies	$2,799,867
	Health Care Providers & Services — 4.0%
4,810	AmerisourceBergen Corp.	$ 650,937
9,853	Cardinal Health, Inc.	656,998
13,493	CVS Health Corp.	1,286,828
1,832	Humana, Inc.	888,868
	Total Health Care Providers & Services	$3,483,631
	Hotels, Restaurants & Leisure — 0.5%
3,511	Darden Restaurants, Inc.	$ 443,510
	Total Hotels, Restaurants & Leisure	$443,510

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Shares		Value
	Household Products — 1.8%
4,342	Clorox Co.	$ 557,469
7,912	Procter & Gamble Co.	998,890
	Total Household Products	$1,556,359
	Insurance — 5.4%
6,852	Chubb, Ltd.	$ 1,246,242
10,401	First American Financial Corp.	479,486
25,729	Lincoln National Corp.	1,129,761
44,782	Sun Life Financial, Inc.	1,780,532
	Total Insurance	$4,636,021
	IT Services — 3.1%
3,495	Automatic Data Processing, Inc.	$ 790,534
3,116	Broadridge Financial Solutions, Inc.	449,701
5,534	International Business Machines Corp.	657,494
7,099	Paychex, Inc.	796,579
	Total IT Services	$2,694,308
	Life Sciences Tools & Services — 1.1%
1,910	Danaher Corp.	$ 493,334
908	Thermo Fisher Scientific, Inc.	460,528
	Total Life Sciences Tools & Services	$953,862
	Machinery — 5.8%
2,096	Deere & Co.	$ 699,833
55,794	Gorman-Rupp Co.	1,327,339
2,187	Illinois Tool Works, Inc.	395,082
6,629	Oshkosh Corp.	465,952
15,948	PACCAR, Inc.	1,334,688
12,443	Timken Co.	734,635
	Total Machinery	$4,957,529
	Media — 3.4%
27,934	Comcast Corp., Class A	$ 819,305
34,037	Interpublic Group of Cos., Inc.	871,347
14,001	Omnicom Group, Inc.	883,323
20,602	Paramount Global, Class B	392,262
	Total Media	$2,966,237
	Metals & Mining — 5.5%
3,762	Kaiser Aluminum Corp.	$ 230,798
14,719	Materion Corp.	1,177,520
22,030	Newmont Corp.	925,921
8,828	Nucor Corp.	944,508
8,236	Reliance Steel & Aluminum Co.	1,436,441
	Total Metals & Mining	$4,715,188
	Multiline Retail — 1.9%
3,585	Dollar General Corp.	$ 859,898
5,360	Target Corp.	795,371
	Total Multiline Retail	$1,655,269
	Multi-Utilities — 0.8%
11,555	CMS Energy Corp.	$ 672,963
	Total Multi-Utilities	$672,963

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Oil, Gas & Consumable Fuels — 4.7%
11,333	Chevron Corp.	$ 1,628,212
4,662	ConocoPhillips	477,109
14,364	Exxon Mobil Corp.	1,254,121
8,108	Phillips 66	654,478
	Total Oil, Gas & Consumable Fuels	$4,013,920
	Pharmaceuticals — 7.8%
12,809	AstraZeneca Plc (A.D.R.)	$ 702,446
5,306	Eli Lilly & Co.	1,715,695
6,500	Johnson & Johnson	1,061,840
12,953	Novo Nordisk AS (A.D.R.)	1,290,507
12,598	Organon & Co.	294,793
37,280	Pfizer, Inc.	1,631,373
	Total Pharmaceuticals	$6,696,654
	Road & Rail — 1.2%
5,031	Norfolk Southern Corp.	$ 1,054,749
	Total Road & Rail	$1,054,749
	Semiconductors & Semiconductor Equipment — 5.2%
8,643	Analog Devices, Inc.	$ 1,204,316
1,289	Entegris, Inc.	107,013
3,713	KLA Corp.	1,123,665
6,238	Microchip Technology, Inc.	380,705
4,381	QUALCOMM, Inc.	494,965
7,285	Texas Instruments, Inc.	1,127,572
	Total Semiconductors & Semiconductor Equipment	$4,438,236
	Software — 0.7%
2,508	Microsoft Corp.	$ 584,113
	Total Software	$584,113
	Specialty Retail — 0.8%
11,598	TJX Cos., Inc.	$ 720,468
	Total Specialty Retail	$720,468
	Technology Hardware, Storage & Peripherals — 0.5%
32,480	Hewlett Packard Enterprise Co.	$ 389,110
	Total Technology Hardware, Storage & Peripherals	$389,110
	Textiles, Apparel & Luxury Goods — 1.2%
10,516	Carter's, Inc.	$ 689,113
4,115	Ralph Lauren Corp.	349,487
	Total Textiles, Apparel & Luxury Goods	$1,038,600
	Trading Companies & Distributors — 1.0%
8,668	Ferguson Plc	$ 892,197
	Total Trading Companies & Distributors	$892,197
	Water Utilities — 0.7%
14,362	Essential Utilities, Inc.	$ 594,300
	Total Water Utilities	$594,300
	Total Common Stocks (Cost $72,182,167)	$86,282,932

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Shares		Value

	SHORT TERM INVESTMENTS — 1.0% of Net Assets
	Open-End Fund — 1.0%
859,524(a)	Dreyfus Government Cash Management, Institutional Shares, 2.75%	$ 859,524
		$859,524
	TOTAL SHORT TERM INVESTMENTS (Cost $859,524)	$859,524
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.3% (Cost $73,041,691)	$87,142,456
	OTHER ASSETS AND LIABILITIES — (1.3)%	$(1,078,938)
	net assets — 100.0%	$86,063,518

(A.D.R.)	American Depositary Receipts.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2022.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$86,282,932	$—	$—	$86,282,932
Open-End Fund	859,524	—	—	859,524
Total Investments in Securities	$87,142,456	$—	$—	$87,142,456
During the period ended September 30, 2022, there were no transfers in or out of Level 3.